Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	MERGER FUND
Entity Central Index Key	0000701804
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2022
Document Effective Date	Feb. 28, 2022
Prospectus Date	Oct. 01, 2021
Virtus Event Opportunities Trust
Prospectus:
Entity Registrant Name	VIRTUS EVENT OPPORTUNITIES TRUST
Prospectus Date	Oct. 01, 2021
The Merger Fund | Class A | MERGER FUND
Prospectus:
Trading Symbol	MERFX
The Merger Fund | Class I | MERGER FUND
Prospectus:
Trading Symbol	MERIX
Virtus Westchester Event-Driven Fund | Class A | Virtus Event Opportunities Trust
Prospectus:
Trading Symbol	WCERX
Virtus Westchester Event-Driven Fund | Class I | Virtus Event Opportunities Trust
Prospectus:
Trading Symbol	WCEIX
Virtus Westchester Credit Event Fund | Class I | Virtus Event Opportunities Trust
Prospectus:
Trading Symbol	WCFIX
Virtus Westchester Credit Event Fund | Class A | Virtus Event Opportunities Trust
Prospectus:
Trading Symbol	WCFRX